Summary of Significant Accounting Policies: Advertising (Details) (USD $)	3 Months Ended		6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012
Details
Advertising costs	$ 149,881	$ 0	$ 204,768	$ 15,300